Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Debt Disclosure [Line Items]
Minimum lease payments, loans and investment in operating leases	¥ 88,956
Investment in securities	110,492
Other operating assets	8,736
Other assets	9,916
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position, Total	¥ 218,100